Annual Total Returns - Fidelity Short Duration High Income Fund [BarChart] - 04.30 Fidelity Short Duration High Income Fund AMCIZ PRO-14 - Fidelity Short Duration High Income Fund - Fidelity Advisor Short Duration High Income Fund: Class A
Jun. 29, 2021
Bar Chart Table:
Annual Return 2014	(0.12%)
Annual Return 2015	(3.51%)
Annual Return 2016	10.35%
Annual Return 2017	4.69%
Annual Return 2018	(1.51%)
Annual Return 2019	9.03%
Annual Return 2020	3.70%